ROYALTY AND STREAM TRANSACTIONS - During the Year Ended December 31, 2020 (Details) $ in Thousands	1 Months Ended			3 Months Ended	6 Months Ended	12 Months Ended
	Jan. 31, 2021 USD ($)	Oct. 31, 2020 USD ($) item shares	Sep. 30, 2020 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Royal And Stream Transactions [Line Items]
Deferred tax asset recognized upon amendment of royalty interest						$ 1,332	$ 0
Yecora Royalty
Royal And Stream Transactions [Line Items]
Percentage of royalty to be disposed off		1.00%
Cash consideration		$ 1,500
Beta Hunt
Royal And Stream Transactions [Line Items]
Percentage of gold royalty				4.75%	7.50%
Proceeds from amendment of royalty interest			$ 13,000
Bonus Royalty Payment received			2,500
Bonus Royalty Payment			$ 5,000	$ 5,000
Bonus Royalty Payment, amortization period			1 year 6 months
Current taxes paid upon amendment of royalty interest						4,300
Deferred tax asset recognized upon amendment of royalty interest						$ 900
Royalty Proceeds
Royal And Stream Transactions [Line Items]
Bonus Royalty Payment received	$ 2,500
Royalty Proceeds | Beta Hunt
Royal And Stream Transactions [Line Items]
Bonus Royalty Payment received	$ 2,500
Newmont Portfolio Acquisition
Royal And Stream Transactions [Line Items]
Number of Royalties Acquired | item		11
IFRS Stock Issued During Period, Shares, New Issues | shares		12,000,000
Cash Consideration Royalty Portfolio Acquisition		$ 15,000
Contingent cash payments		$ 15,000
Contingent cash payments, Period for achievement of certain production milestones		5 years
Fair Value of Acquired Portfolio		$ 75,000
Number of development and exploration stage royalties acquired | item		9
Newmont Portfolio Acquisition | United States
Royal And Stream Transactions [Line Items]
Number of development and exploration stage royalties acquired | item		4
Newmont Portfolio Acquisition | Canada
Royal And Stream Transactions [Line Items]
Number of development and exploration stage royalties acquired | item		2
Newmont Portfolio Acquisition | Mexico
Royal And Stream Transactions [Line Items]
Number of development and exploration stage royalties acquired | item		3
Newmont Portfolio Acquisition | Discount rate | Discounted cash flow model for producing assets | Minimum
Royal And Stream Transactions [Line Items]
Significant unobservable input, assets		4
Newmont Portfolio Acquisition | Discount rate | Discounted cash flow model for producing assets | Maximum
Royal And Stream Transactions [Line Items]
Significant unobservable input, assets		15
Camino Rojo royalty
Royal And Stream Transactions [Line Items]
Percentage of Royalty Acquired		2.00%
Cerro Blanco royalty
Royal And Stream Transactions [Line Items]
Percentage of Royalty Acquired		1.00%